Advances to joint ventures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 6,665	$ 7,112
Long-term advances to joint ventures	12,287	17,398
Advances/shareholder loans to joint ventures	$ 18,952	$ 24,510